Expense Example	Eaton Vance Arizona Municipal Income Fund Class A 1 Year	Eaton Vance Arizona Municipal Income Fund Class A 3 Years	Eaton Vance Arizona Municipal Income Fund Class A 5 Years	Eaton Vance Arizona Municipal Income Fund Class A 10 Years	Eaton Vance Arizona Municipal Income Fund Class C 1 Year	Eaton Vance Arizona Municipal Income Fund Class C 3 Years	Eaton Vance Arizona Municipal Income Fund Class C 5 Years	Eaton Vance Arizona Municipal Income Fund Class C 10 Years	Eaton Vance Arizona Municipal Income Fund Class I 1 Year	Eaton Vance Arizona Municipal Income Fund Class I 3 Years	Eaton Vance Arizona Municipal Income Fund Class I 5 Years	Eaton Vance Arizona Municipal Income Fund Class I 10 Years	Eaton Vance Connecticut Municipal Income Fund Class A 1 Year	Eaton Vance Connecticut Municipal Income Fund Class A 3 Years	Eaton Vance Connecticut Municipal Income Fund Class A 5 Years	Eaton Vance Connecticut Municipal Income Fund Class A 10 Years	Eaton Vance Connecticut Municipal Income Fund Class C 1 Year	Eaton Vance Connecticut Municipal Income Fund Class C 3 Years	Eaton Vance Connecticut Municipal Income Fund Class C 5 Years	Eaton Vance Connecticut Municipal Income Fund Class C 10 Years	Eaton Vance Connecticut Municipal Income Fund Class I 1 Year	Eaton Vance Connecticut Municipal Income Fund Class I 3 Years	Eaton Vance Connecticut Municipal Income Fund Class I 5 Years	Eaton Vance Connecticut Municipal Income Fund Class I 10 Years	Eaton Vance Minnesota Municipal Income Fund Class A 1 Year	Eaton Vance Minnesota Municipal Income Fund Class A 3 Years	Eaton Vance Minnesota Municipal Income Fund Class A 5 Years	Eaton Vance Minnesota Municipal Income Fund Class A 10 Years	Eaton Vance Minnesota Municipal Income Fund Class C 1 Year	Eaton Vance Minnesota Municipal Income Fund Class C 3 Years	Eaton Vance Minnesota Municipal Income Fund Class C 5 Years	Eaton Vance Minnesota Municipal Income Fund Class C 10 Years	Eaton Vance Minnesota Municipal Income Fund Class I 1 Year	Eaton Vance Minnesota Municipal Income Fund Class I 3 Years	Eaton Vance Minnesota Municipal Income Fund Class I 5 Years	Eaton Vance Minnesota Municipal Income Fund Class I 10 Years	Eaton Vance Municipal Opportunities Fund Class A 1 Year	Eaton Vance Municipal Opportunities Fund Class A 3 Years	Eaton Vance Municipal Opportunities Fund Class A 5 Years	Eaton Vance Municipal Opportunities Fund Class A 10 Years	Eaton Vance Municipal Opportunities Fund Class C 1 Year	Eaton Vance Municipal Opportunities Fund Class C 3 Years	Eaton Vance Municipal Opportunities Fund Class C 5 Years	Eaton Vance Municipal Opportunities Fund Class C 10 Years	Eaton Vance Municipal Opportunities Fund Class I 1 Year	Eaton Vance Municipal Opportunities Fund Class I 3 Years	Eaton Vance Municipal Opportunities Fund Class I 5 Years	Eaton Vance Municipal Opportunities Fund Class I 10 Years	Eaton Vance New Jersey Municipal Income Fund Class A 1 Year	Eaton Vance New Jersey Municipal Income Fund Class A 3 Years	Eaton Vance New Jersey Municipal Income Fund Class A 5 Years	Eaton Vance New Jersey Municipal Income Fund Class A 10 Years	Eaton Vance New Jersey Municipal Income Fund Class C 1 Year	Eaton Vance New Jersey Municipal Income Fund Class C 3 Years	Eaton Vance New Jersey Municipal Income Fund Class C 5 Years	Eaton Vance New Jersey Municipal Income Fund Class C 10 Years	Eaton Vance New Jersey Municipal Income Fund Class I 1 Year	Eaton Vance New Jersey Municipal Income Fund Class I 3 Years	Eaton Vance New Jersey Municipal Income Fund Class I 5 Years	Eaton Vance New Jersey Municipal Income Fund Class I 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class A 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class C 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class I 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 10 Years
USD ($)	391	532	686	1,132	245	449	776	1,497	48	151	263	591	393	539	697	1,156	247	456	787	1,520	50	157	274	616	389	526	675	1,109	243	443	766	1,475	46	144	252	567	417	612	823	1,431	271	530	913	1,788	69	218	379	847	391	532	686	1,132	245	449	776	1,497	48	151	263	591	395	545	707	1,179	249	462	797	1,543	52	164	285	640